UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    55 Fifth Avenue, 18th Floor
            New York, New York  10003

13F File Number:  028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias                 New York, New York            August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   41

Form 13F Information Table Value Total:   $131,922

                                         (thousands)


List of Other Included Managers:   None

                                                            FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4    COLUMN 5          COLUMN 6  COLUMN 7          COLUMN 8

                              TITLE                        VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP     (X$1000) PRN AMT   PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED  NONE

ACE LTD                       SHS               H0023R105   4,233     82,230  SH            SOLE      NONE       82,230
ADVANCE AUTO PARTS INC        COM               00751Y106   2,006     39,976  SH            SOLE      NONE       39,976
ARCH CAP GROUP LTD            COM               G0450A105   2,386     32,032  SH            SOLE      NONE       32,032
ASSOCIATED ESTATES RLTY CORP  COM               045604105   1,556    120,182  SH            SOLE      NONE      120,182
AUTOZONE INC                  COM               053332102   2,649     13,710  SH            SOLE      NONE       13,710
CHUBB CORP                    COM               171232101   2,857     57,124  SH            SOLE      NONE       57,124
COCA COLA ENTERPRISES INC     COM               191219104   3,000    116,000  SH            SOLE      NONE      116,000
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407   2,928    153,469  SH            SOLE      NONE      153,469
DIAMOND OFFSHORE DRILLING IN  COM               25271C102     362      1,980  SH   PUT      SOLE      NONE        1,980
DIAMONDROCK HOSPITALITY CO    COM               252784301   1,774    215,843  SH            SOLE      NONE      215,843
EBAY INC                      COM               278642103   4,139    211,052  SH            SOLE      NONE      211,052
ENTERTAINMENT PPTYS TR        CONV PFD 9% SR E  29380T600   5,181    201,600  SH            SOLE      NONE      201,600
EQUINIX INC                   COM NEW           29444U502   9,405    115,800  SH            SOLE      NONE      115,800
EQUITY LIFESTYLE PPTYS INC    COM               29472R108   3,625     75,167  SH            SOLE      NONE       75,167
EVEREST RE GROUP LTD          COM               G3223R108   1,697     24,000  SH            SOLE      NONE       24,000
FELCOR LODGING TR INC         PFD CV A $1.95    31430F200   9,374    462,700  SH            SOLE      NONE      462,700
FTI CONSULTING INC            COM               302941109   1,308     30,000  SH            SOLE      NONE       30,000
GLOBAL CASH ACCESS HLDGS INC  COM               378967103   2,049    284,200  SH            SOLE      NONE      284,200
GOOGLE INC                    CL A              38259P508   2,781      6,250  SH            SOLE      NONE        6,250
HOME DEPOT INC                COM               437076102   2,029     72,284  SH            SOLE      NONE       72,284
HOST HOTELS & RESORTS INC     COM               44107P104     285      6,000  SH   PUT      SOLE      NONE        6,000
INTERCONTINENTAL HTLS GRP PL  SPONS ADR NEW     45857P301   5,505    351,083  SH            SOLE      NONE      351,083
KIMCO REALTY CORP             COM               49446R109   4,449    331,000  SH            SOLE      NONE      331,000
KOHLS CORP                    COM               500255104   3,800     80,000  SH            SOLE      NONE       80,000
MERITAGE HOMES CORP           COM               59001A102   2,513    154,373  SH            SOLE      NONE      154,373
MICROSOFT CORP                COM               594918104   2,715    118,000  SH            SOLE      NONE      118,000
MID-AMER APT CMNTYS INC       COM               59522J103   2,574     50,000  SH            SOLE      NONE       50,000
MOBILE MINI INC               COM               60740F105     954     58,600  SH            SOLE      NONE       58,600
NATIONWIDE HEALTH PPTYS INC   COM               638620104   2,575     72,000  SH            SOLE      NONE       72,000
NBTY INC                      COM               628782104   2,381     70,000  SH            SOLE      NONE       70,000
NOBLE CORPORATION BAAR        NAMEN -AKT        H5833N103   5,100    165,000  SH            SOLE      NONE      165,000
NVR INC                       COM               62944T105   3,478      5,310  SH            SOLE      NONE        5,310
O REILLY AUTOMOTIVE INC       COM               686091109   2,373     49,900  SH            SOLE      NONE       49,900
ORACLE CORP                   COM               68389X105   4,829    225,000  SH            SOLE      NONE      225,000
REDWOOD TR INC                COM               758075402   2,379    162,513  SH            SOLE      NONE      162,513
RETAIL OPPORTUNITY INVTS COR  COM               76131N101   3,164    327,864  SH            SOLE      NONE      327,864
RYLAND GROUP INC              COM               783764103   4,845    306,245  SH            SOLE      NONE      306,245
TD AMERITRADE HLDG CORP       COM               87236Y108   1,687    110,289  SH            SOLE      NONE      110,289
TRANSOCEAN INC                NOTE  1.500%12/1  893830AV1   5,605  6,300,000  PRN           SOLE      NONE    6,300,000
VALEANT PHARMACEUTICALS INTL  COM               91911X104   3,085     59,000  SH            SOLE      NONE       59,000
WAL MART STORES INC           COM               931142103   2,287     47,570  SH            SOLE      NONE       47,570





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